Common Shares - Dividend Payments and Shares outstanding (Details) - $ / shares			6 Months Ended
	Jun. 28, 2018	Mar. 28, 2017	Jun. 30, 2018	Jun. 30, 2017
Common Shares
Dividends paid per share (in USD per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.02
Common stock
Common Shares
Number of shares outstanding			331,629,992